Investment Objectives and Goals - Polen 5Perspectives Small-Mid Growth ETF	Apr. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen 5Perspectives Small-Mid Growth ETF (the “Fund”) seeks to achieve long-term growth of capital.